Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders Equity Tables
Schedule of regulatory compliance

	Actual		For Capital Adequacy Purposes		To be Categorized as Well-Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(Dollars in Thousands)

December 31, 2013
Total capital (to risk-weighted assets)	$24,033	17.9%	$10,748	8.0%	$13,436	10.0%
Tier 1 capital (to risk-weighted assets)	$22,563	16.8%	$5,374	4.0%	$8,061	6.0%
Tangible capital (to tangible assets)	$22,563	10.8%	$3,137	1.5%	$4,183	2.0%

December 31, 2012
Total capital (to risk-weighted assets)	$23,723	17.4%	$10,930	8.0%	$13,663	10.0%
Tier 1 capital (to risk-weighted assets)	$22,015	16.1%	$5,465	4.0%	$8,198	6.0%
Tangible capital (to tangible assets)	$22,015	10.3%	$3,197	1.5%	$4,263	2.0%